Financial and capital risk management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 271	$ 342
Liabilities	36	90
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	815	538
Liabilities	131	276
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	763	425
Liabilities	99	214
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	52	113
Liabilities	30	57
Not Designated As Hedging Instruments [Member] | Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	109	11
Liabilities	30	144
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities	41	63
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	650	407
Liabilities		7
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	4	7
Liabilities	28
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	52	78
Liabilities	22	56
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		35
Liabilities	8	1
Not Designated As Hedging Instruments [Member] | Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities	$ 2	$ 5